Equity Method Investments Disclosure	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investment in Piceance Energy
Note 3—Investment in Piceance Energy
We have a 33.34% ownership interest in Piceance Energy, LLC ("Piceance Energy"), a joint venture operated by Laramie Energy II, LLC ("Laramie") and focused on producing natural gas in Garfield and Mesa Counties, Colorado. Piceance Energy has a $400 million revolving credit facility secured by a lien on its natural gas and oil properties and related assets with a borrowing base currently set at $125 million. As of December 31, 2014 and 2013, the balance outstanding on the revolving credit facility was approximately $98 million and $90.2 million, respectively. We are guarantors of Piceance Energy’s credit facility, with recourse limited to the pledge of our equity interest of our wholly-owned subsidiary, Par Piceance Energy Equity. Under the terms of its credit facility, Piceance Energy is generally prohibited from making future cash distributions to its owners, including us.
The change in our equity investment in Piceance Energy is as follows (in thousands):

	Year Ended December 31,
	2014	2013
Beginning balance	$101,796	$104,434
Equity earnings (loss) from Piceance Energy	2,278	(3,516)
Accretion of basis difference	571	575
Investments	12	303
Ending balance	$104,657	$101,796

Summarized financial information for Piceance Energy is as follows (in thousands):

	December 31,
	2014	2013
Current assets	$13,168	$5,901
Non-current assets	468,379	454,402
Current liabilities	17,103	13,040
Non-current liabilities	107,087	96,738

	Year Ended December 31,
	2014	2013
	100%	100%
Natural gas and oil revenues	$80,471	$61,091
Income (loss) from operations	3,768	(6,765)
Net income (loss)	6,831	(10,546)

 The net income for year ended December 31, 2014 includes $32.8 million and $9.8 million of DD&A expense and unrealized gains on derivative instruments, respectively. The net loss for the year ended December 31, 2013 includes $26.6 million and $1.1 million of DD&A expense and unrealized losses on derivative instruments, respectively.
At December 31, 2014 and 2013, our equity in the underlying net assets of Piceance Energy exceeded the carrying value of our investment by approximately $14.7 million and $15.3 million, respectively. This difference arose due to lack of control and marketability discounts. We attributed this difference to natural gas and oil properties and are amortizing the difference over 15 years based on the estimate of proved reserves at the date Piceance Energy was formed.